Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	First	Second	Third	Fourth
In millions, except per share amounts	Quarter	Quarter	Quarter	Quarter	Year
2018:
Total revenues (1)	$45,743	$46,922	$47,490	$54,424	$194,579
Operating income (loss) (1)	1,996	(1,373)	2,574	824	4,021
Income (loss) from continuing operations	998	(2,562)	1,390	(422)	(596)
Net income (loss) attributable to CVS Health	998	(2,563)	1,390	(419)	(594)
Per common share data:
Basic earnings (loss) per common share:
Income (loss) from continuing operations attributable to CVS Health	$0.98	$(2.52)	$1.36	$(0.37)	$(0.57)
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income (loss) attributable to CVS Health	$0.98	$(2.52)	$1.36	$(0.37)	$(0.57)
Diluted earnings (loss) per common share:
Income (loss) from continuing operations attributable to CVS Health	$0.98	$(2.52)	$1.36	$(0.37)	$(0.57)
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income (loss) attributable to CVS Health	$0.98	$(2.52)	$1.36	$(0.37)	$(0.57)
Dividends per common share	$0.50	$0.50	$0.50	$0.50	$2.00

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(1)
Effective for the fourth quarter of 2018, interest income was reclassified from interest expense, net to net investment income within revenues to conform with insurance company presentation. Accordingly, a retrospective reclassification of $50 million, $214 million and $221 million was made for the first, second and third quarters of 2018, respectively, to increase revenues and increase interest expense.

	First	Second	Third	Fourth
In millions, except per share amounts	Quarter	Quarter	Quarter	Quarter	Year
2017:
Total revenues (1)	$44,520	$45,689	$46,186	$48,391	$184,786
Operating income (1)	1,799	2,121	2,504	3,114	9,538
Income from continuing operations	962	1,097	1,285	3,287	6,631
Net income attributable to CVS Health	952	1,098	1,285	3,287	6,622
Per common share data:
Basic earnings per common share:
Income from continuing operations attributable to CVS Health	$0.93	$1.07	$1.26	$3.23	$6.48
Income (loss) from discontinued operations attributable to CVS Health	$(0.01)	$—	$—	$—	$(0.01)
Net income attributable to CVS Health	$0.92	$1.07	$1.26	$3.23	$6.47
Diluted earnings per common share:
Income from continuing operations attributable to CVS Health	$0.92	$1.07	$1.26	$3.22	$6.45
Income (loss) from discontinued operations attributable to CVS Health	$(0.01)	$—	$—	$—	$(0.01)
Net income attributable to CVS Health	$0.92	$1.07	$1.26	$3.22	$6.44
Dividends per common share	$0.50	$0.50	$0.50	$0.50	$2.00

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(1)
Effective for the fourth quarter of 2018, interest income was reclassified from interest expense, net to net investment income within revenues to conform with insurance company presentation. Accordingly, a retrospective reclassification of $6 million, $4 million, $5 million and $6 million was made for the first, second, third and fourth quarters of 2017, respectively, to increase revenues and increase interest expense.